Note 4 - Revenue from Contracts with Customers - Summary of Unbilled Receivables and Deferred Revenue (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Unbilled receivables	$ 11,262
Unbilled receivables	11,815
Recognition of unbilled receivables (a)	117,528
Revenues billed to customers (a)	(118,081)
Deferred revenue	3,648
Deferred revenue	4,551
Cash collected in excess of revenue recognized	4,243
Recognition of deferred revenue (a)	(5,146)
New Venture [Member]
Unbilled receivables	9,158
Unbilled receivables	5,222
Deferred revenue	2,169
Deferred revenue	1,956
Imaging and Resevoir Services [Member]
Unbilled receivables	680
Unbilled receivables	6,539
Deferred revenue	665
Deferred revenue	1,501
Devices [Member]
Unbilled receivables	1,424
Unbilled receivables	54
Deferred revenue	48
Deferred revenue	452
Optimization Software and Services [Member]
Deferred revenue	766
Deferred revenue	$ 642